                           Oppenheimer Trinity Value Fund
                      Supplement dated December 6, 2001 to the
                         Prospectus dated November 28, 2001

The Prospectus is changed as follows:

1.    The "Annual Fund Operating Expenses" table on page 6 is deleted and replaced by the following table:

   -------------------------------------------------------------------
                                           Class   Class N
                       Class A   Class B   C        Shares  Class Y
                        Shares    Shares   Shares           Shares
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   Management Fees       0.75%    0.75%    0.75%    0.75%     0.75%
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   Distribution and/or   0.08%    1.00%    1.00%     None     None
    Service    (12b-1)
   Fees
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   Other Expenses        0.80%    0.82%    0.81%    0.88%     1.69%
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   Total        Annual   1.63%    2.57%    2.56%    1.63%     2.44%
   Operating Expenses
   -------------------------------------------------------------------
   Expenses may vary in future years.  "Other  expenses"  include  transfer agent fees,  custodial  fees,  and accounting and legal expenses that the Fund pays.
   The Class N 12b-1 Fees paid by the Fund are  0.50%,  on an annual  basis.  For the period  from March 1, 2001 when Class N shares  were first  offered  until the Fund's fiscal year-end, no Class N 12b-1 fees were paid by the Fund.
   The  "Other  Expenses"  for Class Y shares  in the  table are based on,  among other  things,  the fees the Fund  would have paid if the  transfer  agent had not waived a portion  of its fee under a  voluntary  undertaking  to the Fund.
   After the waiver,  the actual "Other  Expenses"  and "Total  Annual  Operating
   Expenses"  as  percentages  of average  daily net assets were 0.68% and 1.43%, respectively  for Class Y shares.  The waiver of a portion of the Fund's Class
   Y transfer agency expenses may be altered or terminated at any time.

December 6, 2001                                            PS0381.012